Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Related Party Transactions
Note 4 - Related Party Transactions

Free Office Space

The Company has been provided office space by Michael Winterhalter, President, Secretary, and Treasurer and a Director and former Chief Executive Officer of the Company, at no cost. Management determined that such cost is nominal and did not recognize the rent expense in its financial statement.

Convertible Note Payable

Effective October 9, 2019, Grays Peak Ventures LLC, an entity controlled by Scott Stevens (a former President and a Director of the Company), purchased all convertible promissory notes from Michael Winterhalter in the principal amount of $110,000 and $7,808 of accrued interest.

Effective October 24, 2019, Grays Peak Ventures LLC converted all promissory notes and accrued interest for 4,712 shares of common stock. The conversion rate under the Convertible Promissory Notes was the 10-day VWAP of shares of common stock on the OTC Markets, which was $25.00 per share on the date of conversion.

Accounts Payable

The Company has a balance of $5,250 and $7,711 as of August 31, 2019 and 2018, respectively. The $5,250 payable is due to Gray’s Peak Ventures (one of the new principal’s companies) for expenses paid on behalf of the Company. The $7,711 payable is due to Michael Winterhalter, former Chief Executive Officer, for expenses paid on behalf of the Company.

Free Office Space

The Company has been provided office space by Michael Winterhalter, former Chief Executive Officer, at no cost. Management determined that such cost is nominal and did not recognize the rent expense in its financial statements.

Convertible Notes Payable

The Company issued a convertible promissory note on September 23, 2016 to William C. Winterhalter, Michael Winterhalter’s father, in the amount of $20,000. The interest rate is 8% and the maturity date is September 23, 2019 in which all outstanding principal together with interest on this note shall be due. The outstanding note and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days (10-day VWAP). On March 1, 2017 this note was amended to introduce a conversion floor of $100 on the 10-day VWAP. This amendment extinguished the conditions that generated derivative liabilities related to this note. The debt under this agreement remains as the agreement did not qualify for debt extinguishment.

A derivative liability related to the embedded conversion option of $13,932 was recognized as a debt discount at the date of issuance of the note. As discussed in the preceding paragraph and in Note 6, the conditions that generated the derivative liability related to the related party note was extinguished on March 1, 2017 and $12,160 was transferred to “Loss on fair value of derivative instruments”. Amortization of the discount on related party convertible note payable was $3,924 and $9,581 for the years ended August 31, 2019 and August 31, 2018, respectively, and is included in “interest expense” in the accompanying statements of operations.

The Company issued a convertible promissory note on November 1, 2017 for $10,000 to Michael Winterhalter. The note matures on its third anniversary with interest payable at 8% per annum. The outstanding note and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days, with a conversion floor of $100 on the 10-day Volume Weighted Average Price (“VWAP”). The Company evaluated the conversion option of the convertible promissory note for embedded derivatives and beneficial conversion features determining the conversion option to contain neither.

The Company issued a convertible promissory note on February 13, 2018 for $15,000 to Michael Winterhalter. The note matures on its third anniversary with interest payable at 8% per annum. The outstanding note and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days, with a conversion floor of $100 on the 10-day Volume Weighted Average Price (“VWAP”). The Company evaluated the conversion option of the convertible promissory note for embedded derivatives and beneficial conversion features determining the conversion option to contain neither.

The Company also issued convertible promissory notes on September 12, 2018, December 1, 2018, February 25, 2019 and April 30, 2019 in amounts of $20,000, $20,000, $10,000 and $10,000 respectively, to Michael Winterhalter. All four notes mature on their third anniversary with interest payable at 8% per annum. The outstanding notes and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days, with a conversion floor of $100 on the 10-day VWAP. The Company evaluated the conversion options of the convertible promissory notes for embedded derivatives and beneficial conversion features determining the conversion options to contain neither.

Effective April 27, 2018, the Company converted all of Michael Winterhalter’s and William Winterhalter’s outstanding debt, which was an aggregate amount of $89,000. Prior to the conversion, all debt was assigned to Michael Winterhalter. Accrued interest expense through the date of conversion amounted to $2,148 and the unamortized discount amounted to $4,925. The debt was converted into 14,553 shares at approximately $6.00 per share. Per the agreement, the shares should have been converted at the floor price of $100 per share. Excess shares received amounted to 13,642. The NASDAQ price per share as of the conversion date was $3,125 and therefore, the related expense amounted to $42,629,753, which is included in the financial statements as a loss on extinguishment of debt.

The Company issued a convertible promissory note on June 12, 2018 for $25,000 to Michael Winterhalter. The note matures on its third anniversary with interest payable at 8% per annum. The outstanding note and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days, with a conversion floor of $100 on the 10-day Volume Weighted Average Price (“VWAP”). The Company evaluated the conversion option of the convertible promissory note for embedded derivatives and beneficial conversion features determining the conversion option to contain neither.